Note 4 - Fair Value and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			Fair Value Measurements at Reporting Date Using
Security Type	Amortized Cost Basis (1)	Fair Value	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Former-auction corporate debt security (2)	$1,800	$2,997	$2,997	$-
Auction Rate Security - Preferred Equity	-	450	-	450
Total at December 31, 2013	$1,800	$3,447	$2,997	$450

Total at December 31, 2014	$-	$-	$-	$-

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
($ in 000’s)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Years ended December 31, 2013 and 2014
Preferred Equity Security Monoline insurers (a)
Balance December 31, 2012	$1,568
Transfers out of Level 3	-
Total gains or losses realized/unrealized
Included in net loss	872
Included in other comprehensive income	10
Redemptions	(2,000)
Ending Balance December 31, 2013	$450
Transfers out of Level 3	-
Total gains or losses realized/unrealized
Included in net loss	568
Included in other comprehensive income	(450)
Redemptions	(568)
Ending Balance December 31, 2014	$-